Tax - Tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax:
Total current tax from continuing operations	£ 224	£ 132	£ 88
Deferred tax:
Total deferred tax from continuing operations	218	348	251
Total tax charge from continuing operations	442	480	339
UK
Current tax:
Corporation tax	213	179	132
Corporate tax adjustment in respect of prior years	23	(4)	(12)
Total current tax from continuing operations	236	175	120
Deferred tax:
Deferred tax	63	269	27
Deferred tax adjustment in respect of prior years	(26)	6	2
Total deferred tax from continuing operations	37	275	29
Overseas
Current tax:
Corporation tax	3	(2)	8
Corporate tax adjustment in respect of prior years	(15)	(41)	(40)
Total current tax from continuing operations	(12)	(43)	(32)
Deferred tax:
Deferred tax	174	64	208
Deferred tax adjustment in respect of prior years	7	9	14
Total deferred tax from continuing operations	£ 181	£ 73	£ 222